Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.29563%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,746,761.72

Principal:
Principal Collections	$24,161,293.49
Prepayments in Full	$10,674,530.65
Liquidation Proceeds	$613,763.27
Recoveries	$106,440.13
Sub Total	$35,556,027.54
Collections	$39,302,789.26

Purchase Amounts:
Purchase Amounts Related to Principal	$114,660.62
Purchase Amounts Related to Interest	$811.45
Sub Total	$115,472.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,418,261.33

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,418,261.33
Servicing Fee	$771,694.86	$771,694.86	$0.00	$0.00	$38,646,566.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,646,566.47
Interest - Class A-2a Notes	$507,936.11	$507,936.11	$0.00	$0.00	$38,138,630.36
Interest - Class A-2b Notes	$356,437.95	$356,437.95	$0.00	$0.00	$37,782,192.41
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$35,694,550.74
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$35,395,167.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,395,167.41
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$35,175,871.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,175,871.74
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$35,025,460.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,025,460.82
Regular Principal Payment	$32,302,514.31	$32,302,514.31	$0.00	$0.00	$2,722,946.51
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,722,946.51
Residual Released to Depositor	$0.00	$2,722,946.51	$0.00	$0.00	$0.00
Total		$39,418,261.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,302,514.31
Total					$32,302,514.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,843,133.35	$53.84	$507,936.11	$1.45	$19,351,069.46	$55.29
Class A-2b Notes	$13,459,380.96	$53.84	$356,437.95	$1.43	$13,815,818.91	$55.27
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$32,302,514.31	$20.46	$3,621,105.65	$2.29	$35,923,619.96	$22.75

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$109,429,683.66	0.3126562	$90,586,550.31	0.2588187
Class A-2b Notes	$78,164,059.77	0.3126562	$64,704,678.81	0.2588187
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$816,533,743.43	0.5171405	$784,231,229.12	0.4966821

Pool Information
Weighted Average APR	5.082%	5.105%
Weighted Average Remaining Term	43.53	42.79
Number of Receivables Outstanding	33,510	32,734
Pool Balance	$926,033,829.56	$889,878,071.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$858,055,813.81	$825,210,963.13
Pool Factor	0.5385856	0.5175573

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$64,667,108.20
Targeted Overcollateralization Amount	$105,646,842.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,646,842.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$591,510.20
(Recoveries)		44	$106,440.13
Net Loss for Current Collection Period			$485,070.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6286%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6808%
Second Prior Collection Period			0.4123%
Prior Collection Period			0.8464%
Current Collection Period			0.6411%
Four Month Average (Current and Prior Three Collection Periods)			0.6451%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,400	$8,910,571.01
(Cumulative Recoveries)			$1,073,671.77
Cumulative Net Loss for All Collection Periods			$7,836,899.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4558%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,364.69
Average Net Loss for Receivables that have experienced a Realized Loss			$5,597.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.12%	272	$10,003,621.96
61-90 Days Delinquent	0.18%	41	$1,575,914.17
91-120 Days Delinquent	0.05%	9	$420,051.82
Over 120 Days Delinquent	0.07%	17	$641,587.62
Total Delinquent Receivables	1.42%	339	$12,641,175.57

Repossession Inventory:
Repossessed in the Current Collection Period		17	$733,341.05
Total Repossessed Inventory		26	$1,145,856.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1974%
Prior Collection Period			0.1850%
Current Collection Period			0.2047%
Three Month Average			0.1957%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2964%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	118	$4,677,719.12
2 Months Extended	217	$8,176,766.85
3+ Months Extended	34	$1,364,296.63

Total Receivables Extended	369	$14,218,782.60
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer